Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-2
Statement to Securityholders
Determination Date: April 12, 2022

Payment Date	4/15/2022
Collection Period Start	3/1/2022
Collection Period End	3/31/2022
Interest Period Start	3/15/2022
Interest Period End	4/14/2022

Cut-Off Date Net Pool Balance	$1,410,746,433.50
Cut-Off Date Adjusted Pool Balance	$1,410,746,433.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Sep-20
Class A-2 Notes	$—	$—	$—	—	Sep-22
Class A-3 Notes	$182,950,577.51	$22,056,864.11	$160,893,713.40	0.350531	May-24
Class A-4 Notes	$124,422,000.00	$—	$124,422,000.00	1.000000	Feb-25
Class B Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Mar-25
Class C Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Apr-25
Class D Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Jan-26
Total Notes	$349,696,577.51	$22,056,864.11	$327,639,713.40

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$353,223,443.59	$331,166,579.48	0.234746
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$353,223,443.59	$331,166,579.48
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Reserve Account Balance	$3,526,866.08	$3,526,866.08

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.13163%	ACT/360	$—
Class A-2 Notes	$—	2.06000%	30/360	$—
Class A-3 Notes	$182,950,577.51	1.92000%	30/360	$292,720.92
Class A-4 Notes	$124,422,000.00	1.96000%	30/360	$203,222.60
Class B Notes	$14,108,000.00	2.16000%	30/360	$25,394.40
Class C Notes	$14,108,000.00	2.36000%	30/360	$27,745.73
Class D Notes	$14,108,000.00	2.69000%	30/360	$31,625.43
Total Notes	$349,696,577.51			$580,709.08

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$353,223,443.59	$331,166,579.48
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$353,223,443.59	$331,166,579.48
Number of Receivable Outstanding	36,226	35,105
Weight Average Contract Rate	4.71%	4.71%
Weighted Average Remaining Term (months)	31	30

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,333,613.97
Principal Collections	$21,947,077.45
Liquidation Proceeds	$85,466.03
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$23,366,157.45
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$23,366,157.45

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$294,352.87	$294,352.87	$—	$—	$23,071,804.58
Interest - Class A-1 Notes	$—	$—	$—	$—	$23,071,804.58
Interest - Class A-2 Notes	$—	$—	$—	$—	$23,071,804.58
Interest - Class A-3 Notes	$292,720.92	$292,720.92	$—	$—	$22,779,083.66
Interest - Class A-4 Notes	$203,222.60	$203,222.60	$—	$—	$22,575,861.06
First Allocation of Principal	$—	$—	$—	$—	$22,575,861.06
Interest - Class B Notes	$25,394.40	$25,394.40	$—	$—	$22,550,466.66
Second Allocation of Principal	$—	$—	$—	$—	$22,550,466.66
Interest - Class C Notes	$27,745.73	$27,745.73	$—	$—	$22,522,720.93
Third Allocation of Principal	$4,421,998.03	$4,421,998.03	$—	$—	$18,100,722.90
Interest - Class D Notes	$31,625.43	$31,625.43	$—	$—	$18,069,097.47
Fourth Allocation of Principal	$14,108,000.00	$14,108,000.00	$—	$—	$3,961,097.47
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,961,097.47
Regular Principal Distribution Amount	$3,526,866.08	$3,526,866.08	$—	$—	$434,231.39
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$434,231.39
Remaining Funds to Certificates	$434,231.39	$434,231.39	$—	$—	$—
Total	$23,366,157.45	$23,366,157.45	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$353,223,443.59	$331,166,579.48
Note Balance	$349,696,577.51	$327,639,713.40
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Target Overcollateralization Amount	$3,526,866.08	$3,526,866.08
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,526,866.08
Beginning Reserve Account Balance	$3,526,866.08
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,526,866.08

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	10	$109,786.66
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	105	$85,466.03
Monthly Net Losses (Liquidation Proceeds)			$24,320.63
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.09%
Second Preceding Collection Period			(0.12)%
Preceding Collection Period			0.05%
Current Collection Period			0.09%
Four-Month Average Net Loss Ratio			0.03%
Cumulative Net Losses for All Periods			$2,153,962.12
Cumulative Net Loss Ratio			0.15%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.29%	89	$959,921.86
60-89 Days Delinquent	0.05%	13	$176,256.30
90-119 Days Delinquent	0.03%	8	$110,665.54
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.38%	110	$1,246,843.70

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	3	$36,133.18
Total Repossessed Inventory	4	$43,388.57

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	21	$286,921.84
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.11%
Second Preceding Collection Period		0.14%
Preceding Collection Period		0.14%
Current Collection Period		0.09%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of March 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.31	0.09%	25	0.07%